Credit Line and Short-Term Bank Loans (Details) - USD ($) $ in Thousands		12 Months Ended
	May 25, 2022	Dec. 31, 2022
Credit Line and Short-Term Bank Loans (Details) [Line Items]
Line of credit agreement amount	$ 2,000
Interest rate percentage	5.50%
Refundable deposit	$ 500
Accrued income		$ 1,600
Unpaid interest		6
Interest expenses		172
Credit risk [member]
Credit Line and Short-Term Bank Loans (Details) [Line Items]
Interest expenses		$ 39